Post-employment Benefits - Net periodic (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Post-employment Benefits
Service cost	$ 81,802	$ 76,323
Interest cost	114,506	109,698
Prior service cost for plan amendments	(18,034)	(14,694)
Interest on plan assets	(36,881)	(35,596)
Net periodic cost	$ 141,393	$ 135,731